Parent Company Only Condensed Financial Information - Condensed Statements Of Operations And Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (79,178)	$ (12,490)	¥ (103,038)	¥ (128,152)
Amortization of intangible assets	(328,154)	(51,765)	(341,802)	(331,294)
Other income, net	25,427	4,011	49,885	11,472
Loss from operations	(670,482)	(105,763)	(428,924)	(2,072,886)
Interest income	13,903	2,193	19,601	29,312
(Loss)/gain from investments, net	232	37	86,497	(66,550)
Loss before income tax and share of results of equity investee	(656,347)	(103,533)	(322,826)	(2,110,124)
Income tax expenses	14,512	2,289	(5,181)	590
Share of results of equity investee	(539)	(85)	36	(114,104)
Net loss	(642,374)	(101,329)	(327,971)	(2,223,638)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(642,374)		(327,971)	(2,223,638)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(17,400)	(2,745)	(72,993)	105,433
Share of other comprehensive loss of equity method investee	0	0	0	(145)
Unrealized securities holding gains/(losses), net of tax	(10,729)	(1,692)	(31,658)	18,713
Total comprehensive loss attributable to MOGU Inc.	(667,929)	(105,360)	(432,622)	(2,099,637)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(5,151)	(813)	(9,155)	(4,304)
Amortization of intangible assets	(301,866)	(47,618)	(322,230)	(319,188)
Other income, net	1,008	159	6,138	5,308
Loss from operations	(306,009)	(48,272)	(325,247)	(318,184)
Interest income	1		78	4,659
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(334,730)	(52,799)	(82,563)	(1,736,959)
(Loss)/gain from investments, net	(1,636)	(258)	89,518	(59,050)
Loss before income tax and share of results of equity investee	(642,374)	(101,329)	(318,214)	(2,109,534)
Income tax expenses			(9,757)
Share of results of equity investee				(114,104)
Net loss	(642,374)	(101,329)	(327,971)	(2,223,638)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(642,374)	(101,329)	(327,971)	(2,223,638)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(17,400)	(2,745)	(72,993)	105,433
Share of other comprehensive loss of equity method investee				(145)
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs' subsidiaries, net of tax	(10,729)	(1,692)	9,726	(7,884)
Unrealized securities holding gains/(losses), net of tax			(41,384)	26,597
Total other comprehensive income/(loss)	(28,129)	(4,437)	(104,651)	124,001
Total comprehensive loss attributable to MOGU Inc.	¥ (670,503)	$ (105,766)	¥ (432,622)	¥ (2,099,637)